Debt (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 18, 2020	Mar. 31, 2020	Feb. 29, 2020	Sep. 30, 2018	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2018
Term loan amount					$ 1,625,000
Debt issuance costs						23,000
Unamortized debt issuance costs						11,000
Debt instrument principal amount					3,250,000
Paycheck Protection Program [Member]
Term loan amount					1,625,000
Debt instrument principal amount	$ 1,625,000
Debt maturity date	Apr. 18, 2022
Debt instrument, interest rate	1.00%
Avid Bank Term Loan [Member]
Debt instrument principal amount						$ 2,750,000
Debt maturity date						Sep. 28, 2022
Avid Bank Term Loan [Member] | Paycheck Protection Program [Member]
Debt instrument principal amount					1,625,000
Avidbank [Member]
Prepayment of debt			$ 150,000
Avidbank [Member]
Debt issuance costs							$ 3,000
Loan and Security Agreement [Member]
Term loan amount						$ 2,750,000
Debt issuance costs						11,000
Unamortized debt issuance costs					$ 5,000	11,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member]
Term of loan				48 months
Term loan amount				$ 4,000,000
Payment of debt		$ 433,000
Debt instrument monthly principal payments		83,333
Accrued interest		350,000
Debt instrument, reducing the outstanding principal balance		2,000,000
Debt maturity date description					The maturity date of its term loan was changed from September 28, 2022 to December 31, 2020
Debt description					Before entering into Amendment #1, the Company's adjusted earnings before interest, taxes, depreciation and amortization ("EBITDA") was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times.
Accounts receivable percentage					75.00%
Debt covenant description					Under the ACR covenant, the ratio of (i) the Company's unrestricted cash at Avidbank as of the last day of a calendar month plus 75% of its outstanding accounts receivable accounts that are within 90 days of invoice date to (ii) the outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00. As of June 30, 2020, the Company was in compliance with both of those covenants.
Debt instrument principal amount				$ 4,050,000		$ 2,750,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | April 2020 [Member]
Debt instrument monthly principal payments		125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | May 2020 [Member]
Debt instrument monthly principal payments		125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | June 2020 [Member]
Debt instrument monthly principal payments		125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | July 2020 [Member]
Debt instrument monthly principal payments		300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | August 2020 [Member]
Debt instrument monthly principal payments		300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | September 2020 [Member]
Debt instrument monthly principal payments		300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | October 2020 [Member]
Debt instrument monthly principal payments		300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | November 2020 [Member]
Debt instrument monthly principal payments		300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | December 2020 [Member]
Debt instrument monthly principal payments		$ 125,000
Loan and Security Agreement [Member] | Avidbank [Member]
Term of loan				48 months
Term loan amount				$ 4,000,000
Debt instrument monthly principal payments				83,000
Debt issuance costs				$ 23,000	$ 26,000